Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party- in-Interest Transactions

5. Party-in-Interest Transactions

Transactions involving the Company Stock and notes receivable from participants are considered party-in-interest transactions. These transactions are not, however, considered prohibited transactions under 29 CFR 408(b) of ERISA regulations.

As of December 31, 2025 and 2024, the Plan held 599,586 and 645,120 shares of the Company Stock, respectively. The Company did not declare a dividend in 2025 or 2024.

During the years ended December 31, 2025 and 2024, purchases of shares by the Plan totaled $748,619 and $798,903, respectively, and sales of shares by the Plan totaled $1,327,681 and $1,078,791, respectively.

Transactions involving investments administered by Fidelity, the Plan trustee, are considered party-in-interest transactions. These transactions are not, however, considered prohibited under ERISA regulations. As outlined in Note 2, “Summary of Significant Accounting Policies,” the Plan paid certain expenses related to the Plan operations and investment activity to various service providers. These transactions qualify as party-in-interest transactions. These transactions are not, however, considered prohibited under ERISA regulations.